Debt - Total Long-term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 17, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 1,509,794	$ 1,861,450
Less: Current portion	587,970	389,552
Long-term debt, net of current portion	$ 921,824	1,471,898
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Stated interest rate	0.50%
Total long-term debt	$ 0	389,552
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Stated interest rate	1.00%
Total long-term debt	$ 483,019	464,331
Senior Unsecured Notes | 0.000% Senior Unsecured Convertible Notes due 2027
Debt Instrument [Line Items]
Stated interest rate	0.00%		0.00%
Total long-term debt	$ 497,869	497,336
Private Placement | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	120,956	116,699
Private Placement | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 407,950	$ 393,532